Vessels- Activity Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 1,507,918	$ 1,534,782
Transfer from vessel under construction to and other additions		29,743
Property, Plant and Equipment, Additions	17,358
Property, Plant and Equipment, Disposals	(199,059)
Depreciation, Depletion and Amortization	(54,224)	(56,607)	$ (48,510)
Vessel, Ending Balance	$ 1,271,993	$ 1,507,918	$ 1,534,782